Earnings Per Share Attributable to Federated Investors, Inc. Shareholders Narrative (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Stock option awards excluded from calculation of diluted EPS	200,000		700,000	3,000,000
Options Outstanding, Number	54,750	[1]	392,479

[1]	All stock options outstanding at December 31, 2012 were also vested and exercisable.